SUPPLEMENT DATED APRIL 15, 2014
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED NOVEMBER 4, 2013 FOR
GATOR FOCUS FUND AND GATOR OPPORTUNITIES FUND (THE “FUNDS”)
EACH A SERIES OF ENDURANCE SERIES TRUST (“TRUST”)

This supplement must be accompanied by, or read in conjunction with, the Statement of Additional Information (“SAI”) for the Funds, dated November 4, 2013. Please keep this supplement for future reference.

Effective February 21, 2014, Brad W. Olecki and Michael Parks resigned from their positions as Trustees of the Trust.  No new Trustees have been appointed.  Accordingly:

•	All references to Mr. Olecki in the SAI are hereby deleted in their entirety.

•	All references to Mr. Parks in the SAI are hereby deleted in their entirety.

Effective February 21, 2014, Andres Sandate resigned from his position as President, Secretary and Treasurer of the Trust. On February 21, 2014, the remaining members of the Board of Trustees appointed Derek Pilecki, Chairman of the Board of Trustees and President and Chief Investment Officer of Gator Capital Management, LLC, the investment adviser to the Funds (the “Adviser”), as the President and Secretary of the Trust.  On February 21, 2014, the remaining members of the Board of Trustees also appointed Erik Anderson, Chief Financial Officer of the Adviser, as Treasurer of the Trust. Accordingly:

•	All references to Mr. Sandate in the SAI are hereby deleted in their entirety.

•	The table of officers on page 19 of the SAI is replaced with the following:

Officers
Derek Pilecki 100 S. Ashley Drive, Suite 895 Tampa, FL 33602 Age: 42	President and Secretary	Since February 2014	President and Chief Investment Officer for the Adviser (2008 – present); Co-Chair of the Investment Committee for the Growth Team and Portfolio Manager at Goldman Sachs Asset Management (2002 – 2008).	Two	None
Erik Anderson 100 S. Ashley Drive, Suite 895 Tampa, FL 33262 Age: 37	Treasurer	Since February 2014	Chief Financial Officer for the Adviser (2012-present); Chief Financial Officer of Praesidis Advisors LLC (2008-present).	N/A	None
Kyle R. Bubeck P.O. Box 11550 Overland Park, KS 66207 Age: 57	Chief Compliance Officer	Since Inception	President and Founder of Beacon Compliance Services, Inc. (2010 – present); CFO and CCO of Trendstar Advisors, LLC (2003 – 2009).	N/A	N/A

Investors Should Retain This Supplement for Future Reference